Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2023	2024
Interest on long-term debt	2,093,401	1,173,219
Administrative expenses	145,418	163,377
Vessel operating and voyage expenses	3,442,325	3,585,991

Total	5,681,144	4,922,587